Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity File Number	000-51378
Entity Registrant Name	TECHPRECISION CORPORATION
Entity Central Index Key	0001328792
Entity Tax Identification Number	51-0539828
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Bella Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01473
City Area Code	978
Local Phone Number	874-0591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false